Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Beginning balance	$ 4,308	$ 3,772
Charge-offs	(443)	(569)
Recoveries	34	68
Provision	(6)	(1,037)
Ending balance	3,905	4,308
Commercial [Member]
Allowance for loan losses:
Beginning balance	3,131	2,774
Charge-offs	(205)	(383)
Recoveries	0	46
Provision	201	(694)
Ending balance	2,725	3,131
Commercial Mortgage [Member]
Allowance for loan losses:
Beginning balance	401	374
Charge-offs	(190)	(84)
Recoveries	19	2
Provision	(228)	(109)
Ending balance	458	401
Mortgage Warehouse [Member]
Allowance for loan losses:
Beginning balance	601	393
Charge-offs	0	0
Recoveries	0	0
Provision	93	(208)
Ending balance	508	601
Residential Construction [Member]
Allowance for loan losses:
Beginning balance	2	3
Charge-offs	0	0
Recoveries	0	0
Provision	2	1
Ending balance	0	2
Indirect Auto [Member]
Allowance for loan losses:
Beginning balance	7	19
Charge-offs	(8)	(3)
Recoveries	1	4
Provision	(4)	13
Ending balance	4	7
Home Equity [Member]
Allowance for loan losses:
Beginning balance	130	119
Charge-offs	(22)	(35)
Recoveries	0	1
Provision	(3)	(45)
Ending balance	111	130
Consumer and Other [Member]
Allowance for loan losses:
Beginning balance	36	90
Charge-offs	(18)	(64)
Recoveries	14	15
Provision	(47)	5
Ending balance	79	36
Unallocated [Member]
Allowance for loan losses:
Beginning balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provision	(20)	0
Ending balance	$ 20	$ 0